Short-term bank loans and other debt (Tables)	12 Months Ended
Dec. 31, 2021
Short-term bank loans and other debt
Schedule of short-term bank loans and other debt

	December 31,	December 31,
	2020	2021
	US$	US$
Loan from Hua Xia Bank Co., Ltd.
Due December 28, 2021, at 8.00% per annum	9,195,543	—
Due July 10, 2022 at 7.00% per annum	—	4,391,675
Due June 11, 2022 at 7.00% per annum	—	12,547,642
Due March 30, 2022 at 8.00% per annum	—	6,273,821

Loan from Tianjin financial exchange center Co., Ltd. at 8.00% per annum	2,896,595	—

Loan from Shenzhen Zhong’an Finance Leasing Co.,Ltd. at 5.89% per annum	1,532,592	1,568,455

Loan from Everbright Bank
Due October 19, 2022 at 8.00% per annum	—	4,705,366

Loan from Henan Zhongyuan Microfinance Co., Ltd
Due July 29, 2022, at 11.00% per annum	—	4,705,366

Loan from Beijing Zhongjin Chengkai Microfinance Co., Ltd
Due April 29, 2022, at 15.60% per annum	—	1,239,080

Loan from Huaxia Pawnshop Co., Ltd
Due June 9, 2022 at 30.00% per annum	—	326,239

Loan fromTianjin Guotou Rongshun Microfinance Co., Ltd
Due September 26, 2022 at 9.60% per annum	—	964,600

Loan from Beijing Dingcheng Pawnshop Co., Ltd
Due March 9, 2022 at 19.20% per annum	—	1,882,146

Loan from Bohai Bank Xi'an Branch
Due September 2, 2022 at 7.80% per annum	—	1,568,455

Loan from Luso International Banking Ltd
Due January 19, 2022, at 3.90% per annum	—	2,130,000
Due February 5, 2022, at 3.90% per annum	—	2,270,000

Loan from Bank of Zhengzhou
Due March 28, 2022, at 6.50% per annum	—	54,895,932

Total short-term bank loans and other debt	13,624,730	99,468,777